COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or more consisted of the following at September 30, 2012:

US$
Years ending September 30,
2013	2,261
2014	295
2015	51

2,607

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2010, 2011 and 2012, total rental expenses from continuing operations for all operating leases amounted to US$2,686, US$2,844 and US$3,346, respectively. Rental expenses from discontinued operations for all operating leases amounted to US$789, US$750 and US$314, respectively.

Legal contingencies

The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.